UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/09
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 5000 Stonewood Drive, Suite 300
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-934-5126

/s/ Jack Kunkle February 12, 2010

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 52
Form 13F Information Table Value Total: 736744

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
AEROPOSTALE INC                COM              007865108    17396 510885.0000 SH    Sole                        510885.0000
AFLAC INC COM                  COM              001055102    25405 549305.0000 SH    Sole                        549305.0000
ALLEGIANT TRAVEL CO            COM              01748X102     1916 40615.0000 SH     Sole                        40615.0000
ALLIANCE DATA SYS CORP COM     COM              018581108    24042 372220.0000 SH    Sole                        372220.0000
ALLIANT TECHSYSTEMS COM        COM              018804104    24475 277270.0000 SH    Sole                        277270.0000
AMEDISYS INC                   COM              023436108    18211 374710.0000 SH    Sole                        374710.0000
AT&T INC COM                   COM              00206R102    27791 991490.0000 SH    Sole                        991490.0000
Abbott Labs                    COM              002824100    24687 457245.0000 SH    Sole                        457245.0000
Bank of America Corp           COM              060505104    24590 1632804.0000 SH   Sole                        1632804.0000
Berkshire Hathaway CL B        COM              084670702    19972 6078.0000 SH      Sole                         6078.0000
CHESAPEAKE ENERGY CORP COM     COM              165167107    23478 907195.0000 SH    Sole                        907195.0000
CHINA MED TECHNOLOGIES SPONSOR COM              169483104      693 49300.0000 SH     Sole                        49300.0000
CONSOL ENERGY INC COM          COM              20854P109    23735 476615.0000 SH    Sole                        476615.0000
Cisco Systems Inc              COM              17275R102    24962 1042695.0000 SH   Sole                        1042695.0000
Corning Inc.                   COM              219350105    18360 950824.0000 SH    Sole                        950824.0000
Exxon Mobil Corp.              COM              30231G102      525 7705.0000 SH      Sole                         7705.0000
FIDELITY NATL INFO SVC COM     COM              31620M106     9137 389800.0000 SH    Sole                        389800.0000
General Electric               COM              369604103    30454 2012792.0000 SH   Sole                        2012792.0000
Goodyear Tire & Rubber         COM              382550101     3395 240745.0000 SH    Sole                        240745.0000
HARRIS CORP DEL COM            COM              413875105    24695 519357.0000 SH    Sole                        519357.0000
HEWLETT-PACKARD CO             COM              428236103    23263 451625.0000 SH    Sole                        451625.0000
HOLOGIC INC                    COM              436440101     4381 302170.0000 SH    Sole                        302170.0000
Hartford Financial Svcs. Grp.  COM              416515104    19402 834145.0000 SH    Sole                        834145.0000
INNOVATIVE SOLTNS&SUPP COM     COM              45769N105     2479 540000.0000 SH    Sole                        540000.0000
INVESCO LTD SHS                COM              G491BT108     4698 200000.0000 SH    Sole                        200000.0000
Igate Capital Corp.            COM              45169U105     1056 105600.0000 SH    Sole                        105600.0000
Intel Corp                     COM              458140100     8888 435710.0000 SH    Sole                        435710.0000
International Business Machine COM              459200101    13073 99868.0000 SH     Sole                        99868.0000
KINETIC CONCEPTS INC           COM              49460W208    28760 763882.0000 SH    Sole                        763882.0000
LABORATORY CORP OF AMERICA     COM              50540R409    24747 330660.0000 SH    Sole                        330660.0000
LENDER PROCESSING SVCS COM     COM              52602E102    14208 349423.0000 SH    Sole                        349423.0000
MARSHALL EDWARDS INC COM       COM              572322303       53 75607.0000 SH     Sole                        75607.0000
MASTERCARD INC CL A            COM              57636Q104     2927 11435.0000 SH     Sole                        11435.0000
MEMC ELECTRONIC MATERIALS      COM              552715104     4478 328765.0000 SH    Sole                        328765.0000
Microsoft Corp                 COM              594918104      409 13435.0000 SH     Sole                        13435.0000
Novogen LTD                    COM              67010F103      619 251710.0000 SH    Sole                        251710.0000
Oracle Corp                    COM              68389X105    28091 1145170.0000 SH   Sole                        1145170.0000
P C CONNECTION COM             COM              69318J100      405 60000.0000 SH     Sole                        60000.0000
PHILIP MORRIS INTL. INC.       COM              718172109    33741 700172.3650 SH    Sole                        700172.3650
Pfizer Inc                     COM              717081103    31135 1711638.0000 SH   Sole                        1711638.0000
RELIANCE STEEL & ALUM COM      COM              759509102     7455 172500.0000 SH    Sole                        172500.0000
Rush Enterprises CLA           COM              781846209     3576 300762.0000 SH    Sole                        300762.0000
Rush Enterprises CLB           COM              781846308      368 35022.0000 SH     Sole                        35022.0000
SONIC AUTOMOTIVE INC CL A      COM              83545G102     2147 206665.0000 SH    Sole                        206665.0000
Stanley Furniture Inc New      COM              854305208     4926 485330.0000 SH    Sole                        485330.0000
State Street Corp              COM              857477103    25245 579820.0000 SH    Sole                        579820.0000
Transocean LTD                 COM              H8817H100    12487 150804.0000 SH    Sole                        150804.0000
UnitedHealth Group Inc.        COM              91324P102    33211 1089604.0000 SH   Sole                        1089604.0000
WESCO INTERNATIONAL INC        COM              95082P105    20933 775020.0000 SH    Sole                        775020.0000
Wal-Mart Stores                COM              931142103      290 5420.0000 SH      Sole                         5420.0000
Zimmer Holdings Inc.           COM              98956P102    11126 188225.0000 SH    Sole                        188225.0000
Muhlenkamp Fund                                 962096103      246 4851.2270 SH      Sole                         4851.2270